SHORT-TERM BORROWINGS (Details Narrative) - USD ($)		12 Months Ended
	Jul. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2019
Line of Credit Facility [Line Items]
Interest expense		$ 907,013	$ 1,136,096
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit principal amount withdrawn	$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage				3.25%
Line of credit interest rate		7.50%
Line of credit maturity date		Jul. 31, 2023
Interest expense		$ 382,655	$ 263,788